UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02201

Cutwater Select Income Fund (formerly, Rivus Bond Fund)

(Exact name of registrant as specified in charter)

113 King Street

Armonk, NY 10504

(Address of principal executive offices) (Zip code)

Clifford D. Corso

113 King Street

Armonk, NY 10504

(Name and address of agent for service)

Registrant’s telephone number, including area code: 914-273-4545

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS (unaudited)	June 30, 2012

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
CORPORATE DEBT SECURITIES (81.94%)
AUTOMOTIVE (1.30%)
Ford Holdings Co. Gty., 9.30%, 03/01/30	Baa3/BB+	$1,000	$1,365,000
Ford Motor Co., Sr. Unsec. Notes, 8.90%, 01/15/32	Baa3/BB+	500	679,374
Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.875%, 08/02/21	Baa3/BB+	750	834,381

			2,878,755

CHEMICALS (3.39%)
Braskem Finance, Ltd., Co Gty., 7.00%, 05/07/20, 144A	Baa3/BBB-	500	546,400
Braskem Finance, Ltd., Co Gty., 5.375%, 05/02/22, 144A	Baa3/BBB-	750	753,749
Dow Chemical Co., Sr. Unsec. Notes, 8.55%, 05/15/19	Baa3/BBB	500	665,037
Grupo Petrotemex SA de CV, Co. Gty., 9.50%, 08/19/14, 144A	N/A/BB+	500	546,250
Incitec Pivot Finance LLC, Co. Gty., 6.00%, 12/10/19, 144A	Baa3/BBB	405	444,065
Sinochem Overseas Capital Co., Ltd., Co. Gty., 4.50%, 11/12/20, 144A	Baa1/BBB	500	503,093
Sinochem Overseas Capital Co., Ltd., Co. Gty., 6.30%, 11/12/40, 144A	Baa1/BBB	1,500	1,518,353
Union Carbide Corp., Sr. Unsec. Notes, 7.75%, 10/01/96	Baa3/BBB	2,000	2,262,532
Westlake Chemicals Corp., Co. Gty., 6.625%, 01/15/16(b)	Baa3/BBB-	250	256,563

			7,496,042

DIVERSIFIED FINANCIAL SERVICES (12.45%)
Akbank TAS, Sr. Unsec. Notes, 6.50%, 03/09/18, 144A	Ba1/N/A	1,000	1,047,500
Ally Financial, Inc., Co. Gty., 7.50%, 09/15/20	B1/B+	315	353,980
Bank of America Corp., Sr. Unsec. Notes, 5.625%, 07/01/20	Baa2/A-	190	203,421
Bank of America Corp., Sr. Unsec. Notes, 5.875%, 01/05/21	Baa2/A-	500	545,904
BNP Paribas SA, Jr. Sub. Notes, 5.186%, 06/29/15, 144A(c),(d)	Ba2/BBB+	1,000	860,000
Capital One Capital V, Ltd. Gtd., 10.25%, 08/15/39	Baa3/BB+	1,500	1,530,000
CDP Financial, Inc., Co. Gtd., 4.40%, 11/25/19, 144A	Aaa/AAA	400	452,128
Chase Capital II, Ltd. Gtd., Series B, 0.966%, 02/01/27(b),(c)	Baa2/BBB	70	50,502
Citigroup, Inc., Sr. Unsec. Notes, 6.375%, 08/12/14	Baa2/A-	151	161,637
Citigroup, Inc., Sr. Unsec. Notes, 6.01%, 01/15/15	Baa2/A-	1,000	1,074,423
Citigroup, Inc., Sr. Unsec. Notes, 8.125%, 07/15/39	Baa2/A-	125	166,812
Citigroup, Inc., Unsec. Notes, 8.50%, 05/22/19	Baa2/A-	595	734,843
CoBank ACB, Sub. Notes, 7.875%, 04/16/18, 144A	N/A/A	500	610,002
Discover Financial Services, Sr. Unsec. Notes, 10.25%, 07/15/19	Ba1/BBB-	200	259,367
Export-Import Bank of Korea, Sr. Unsec. Notes, 8.125%, 01/21/14	A1/A	500	545,834
General Electric Capital Corp., Jr. Sub. Notes, Series A, 7.125%, 06/15/22(c),(d)	Baa1/AA-	3,000	3,169,380
General Electric Capital Corp., Sr. Unsec. Notes, 5.625%, 05/01/18	A1/AA+	230	264,394
General Electric Capital Corp., Sr. Unsec. Notes, 6.875%, 01/10/39	A1/AA+	1,000	1,290,132
HSBC USA Capital Funding LP, Ltd. Gtd., 10.176%, 06/30/30, 144A(c),(d)	Baa2/BBB+	1,500	1,935,000
HSBC USA Trust II, Bank Gtd., 8.38%, 05/15/27, 144A(b)	N/A/BBB+	2,500	2,526,665
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.40%, 07/22/20	A2/A	175	184,578
JPMorgan Chase & Co., Sr. Unsec. Notes, 4.35%, 08/15/21	A2/A	105	110,817
JPMorgan Chase Bank NA, Sub. Notes, 6.00%, 10/01/17	A1/A	1,000	1,119,622
JPMorgan Chase Capital XXII, Ltd. Gtd., Series V, 6.45%, 01/15/87	Baa2/BBB	1,000	1,000,000
JPMorgan Chase Capital XXV, Ltd. Gtd., Series Y, 6.80%, 10/01/37	Baa2/BBB	850	849,996
Lloyds TSB Bank PLC, Bank Gtd., 6.375%, 01/21/21	A2/A	2,000	2,266,560
Merrill Lynch & Co., Inc., Sr. Unsec. Notes, 6.875%, 04/25/18	Baa2/A-	1,000	1,118,936
Morgan Stanley, Sr. Unsec. Notes, 6.25%, 08/28/17	Baa1/A-	300	309,657
National Agricultural Cooperative Federation, Sr. Unsec. Notes, 5.00%, 09/30/14, 144A	A1/A	500	530,222
Santander US Debt SA Unipersonal, Bank Gtd., 3.724%, 01/20/15, 144A	Baa2/A-	100	93,012
UBS AG Stamford CT, Bank Notes, 4.875%, 08/04/20	A2/A	250	267,106
UBS Preferred Funding Trust V, Jr. Sub. Notes, Series 1, 6.243%, 05/15/16(c),(d)	Ba2/BBB-	500	470,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
DIVERSIFIED FINANCIAL SERVICES (Continued)
Wachovia Capital Trust III, Ltd. Gtd., 5.57%, 07/30/12(c),(d)	Baa3/BBB+	$1,500	$1,432,500

			27,534,930

ENERGY (13.65%)
Apache Corp., Sr. Unsec. Notes, 7.70%, 03/15/26	A3/A-	500	699,421
Burlington Resources, Inc., Co. Gty., 9.125%, 10/01/21	A1/A	850	1,193,298
Citgo Petroleum Corp., Sr. Sec. Notes, 11.50%, 07/01/17, 144A(b)	Ba2/BB+	900	1,010,250
CMS Panhandle Holding Co., Sr. Unsec. Notes, 7.00%, 07/15/29	Baa3/BBB-	1,000	1,130,235
EL Paso Corp., Sr. Unsec. Notes, 8.05%, 10/15/30	Ba3/BB	1,000	1,134,393
Enterprise Products Operating LLC, Co. Gty., Series B, 7.034%, 01/15/68(b),(c)	Baa3/BB+	1,000	1,070,000
EQT Corp., Sr. Unsec. Notes, 4.875%, 11/15/21	Baa2/BBB	1,455	1,486,188
Florida Gas Transmission Co. LLC, Sr. Unsec. Notes, 9.19%, 11/01/24, 144A	Baa2/BBB	130	173,729
Gaz Capital SA, Sr. Unsec. Notes, 8.125%, 07/31/14, 144A	Baa1/BBB	500	547,292
IFM US Colonial Pipeline 2 LLC, Sr. Sec. Notes, 6.45%, 05/01/21, 144A (b)	N/A/BBB-	1,000	1,100,832
KazMunayGas National Co., Sr. Unsec. Notes, 11.75%, 01/23/15, 144A	Baa3/BBB-	500	594,975
KazMunayGas National Co., Sr. Unsec. Notes, 6.375%, 04/09/21, 144A	Baa3/BBB-	500	550,000
Linn Energy LLC/Linn Energy Finance Corp., Co. Gty., 6.25%, 11/01/19, 144A(b)	B2/B	500	490,000
Lukoil International Finance BV, Co. Gty., 6.125%, 11/09/20, 144A	Baa2/BBB-	1,000	1,048,700
Motiva Enterprises LLC, Notes, 5.75%, 01/15/20, 144A	A2/A	64	74,794
Motiva Enterprises LLC, Sr. Unsec. Notes, 6.85%, 01/15/40, 144A	A2/A	124	156,408
Nabors Industries, Inc., Co. Gty., 9.25%, 01/15/19	Baa2/BBB	625	811,449
NRG Energy, Inc., Co. Gty., 8.25%, 09/01/20(b)	B1/BB-	500	517,500
Pemex Project Funding Master Trust, Co. Gty., 6.625%, 06/15/35	Baa1/BBB	105	124,950
Petroleos Mexicanos, Co. Gty., 8.00%, 05/03/19	Baa1/BBB	250	317,500
Petroleos Mexicanos, Co. Gty., 6.00%, 03/05/20	Baa1/BBB	750	867,375
Petroleum Co. of Trinidad & Tobago, Ltd., Sr. Unsec. Notes, 9.75%, 08/14/19, 144A	Baa3/BBB	500	613,250
Pride International, Inc., Co. Gty., 8.50%, 06/15/19	Baa1/BBB+	500	645,743
Pride International, Inc., Co. Gty., 6.875%, 08/15/20	Baa1/BBB+	500	613,486
Reliance Holdings USA, Inc., Co. Gty., 5.40%, 02/14/22, 144A	Baa2/BBB	1,250	1,249,924
Samson Investment Co., Sr. Unsec. Notes, 9.75%, 02/15/20, 144A(b)	B1/B	1,000	995,000
SEACOR Holdings, Inc., Sr. Unsec. Notes, 7.375%, 10/01/19	Ba1/BB+	1,000	1,084,530
Shell International Finance BV, Co. Gty., 4.30%, 09/22/19	Aa1/AA	1,000	1,160,323
Transocean, Inc., Co. Gty., 7.50%, 04/15/31	Baa3/BBB-	500	582,061
Valero Energy Corp., Co. Gty., 9.375%, 03/15/19	Baa2/BBB	124	162,964
Valero Energy Corp., Co. Gty., 8.75%, 06/15/30	Baa2/BBB	1,000	1,246,453
Valero Energy Corp., Co. Gty., 10.50%, 03/15/39	Baa2/BBB	500	747,718
Weatherford International, Ltd. Bermuda, Co. Gty., 6.75%, 09/15/40	Baa2/BBB	2,000	2,244,816
Western Atlas, Inc., Sr. Unsec. Notes, 8.55%, 06/15/24	A2/A	2,539	3,648,576
Williams Cos., Inc., Sr. Unsec. Notes, 8.75%, 03/15/32	Baa3/BBB-	81	109,919

			30,204,052

FOOD AND BEVERAGE (0.70%)
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 7.75%, 01/15/19	A3/A	325	429,244
Anheuser-Busch InBev Worldwide, Inc., Co. Gty., 8.20%, 01/15/39	A3/A	27	42,926
Bunge Ltd. Finance Corp., Co. Gty., 8.50%, 06/15/19	Baa2/BBB-	125	156,056
Delhaize Group SA, Co. Gty., 5.70%, 10/01/40	Baa3/BBB-	709	595,578
Smithfield Foods, Inc., Sr. Sec. Notes., 10.00%, 07/15/14	Ba2/BBB-	290	330,963

			1,554,767

GAMING, LODGING & LEISURE (0.12%)
Royal Caribbean Cruises, Ltd., Sr. Unsec. Notes, 7.00%, 06/15/13	Ba1/BB	250	260,000

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
HEALTHCARE (1.02%)
Fresenius Medical Care US Finance, Inc., Co. Gty., 5.75%, 02/15/21, 144A	Ba2/BB+	$750	$780,937
Fresenius US Finance II, Inc., Co. Gty., 9.00%, 07/15/15, 144A	Ba1/BB+	250	287,188
Monsanto Co. (Pharmacia Corp.), Sr. Unsec. Notes, 6.50%, 12/01/18	A1/AA	500	633,910
Mylan, Inc., Co. Gty., 7.875%, 07/15/20, 144A(b)	Ba2/BB	500	560,625

			2,262,660

INDUSTRIAL (5.78%)
Affinion Group, Inc., Co. Gty., 11.50%, 10/15/15(b)	Caa1/CCC+	460	392,150
Alcoa, Inc., Sr. Unsec. Notes, 6.15%, 08/15/20	Baa3/BBB-	640	673,721
Alcoa, Inc., Sr. Unsec. Notes, 5.95%, 02/01/37	Baa3/BBB-	244	235,241
Altria Group, Inc., Co. Gty., 9.70%, 11/10/18	Baa1/BBB	317	438,654
Altria Group, Inc., Co. Gty., 10.20%, 02/06/39	Baa1/BBB	29	47,175
ArcelorMittal, Sr. Unsec. Notes, 6.50%, 02/25/22	Baa3/BBB-	1,200	1,175,290
ArcelorMittal, Sr. Unsec. Notes, 7.25%, 10/15/39	Baa3/BBB-	405	393,114
Arrow Electronics, Inc., Sr. Unsec. Notes, 6.00%, 04/01/20	Baa3/BBB-	500	548,174
Belden, Inc., Co. Gty., 7.00%, 03/15/17(b)	Ba2/B+	250	257,500
BG Energy Capital PLC, Co. Gty., 6.50%, 11/30/72(b),(c)	Baa1/BBB+	2,250	2,261,475
GXS Worldwide, Inc., Sr. Sec. Notes, 9.75%, 06/15/15(b)	B2/B	65	64,838
Holcim US Finance Sarl & Cie SCS, Co. Gty., 6.00%, 12/30/19, 144A	Baa2/BBB	1,000	1,048,447
Ingersoll-Rand Global Holding Co., Ltd., Co. Gty., 6.875%, 08/15/18	Baa1/BBB+	185	225,314
L-3 Communications Corp., Co. Gty., 6.375%, 10/15/15(b)	Ba1/BB+	700	715,313
Meccanica Holdings USA, Inc., Co. Gty., 6.25%, 07/15/19, 144A	Baa2/BBB-	129	114,416
Northrop Grumman Space & Mission Systems Corp., Co. Gty., 7.75%, 06/01/29	Baa1/BBB+	500	673,872
Sealed Air Corp., Sr. Unsec. Notes, 7.875%, 06/15/17(b)	B1/BB	500	540,000
Tyco International Finance SA, Co. Gty., 8.50%, 01/15/19	A3/A-	93	127,357
Tyco International Ltd./Tyco International Finance SA, Co. Gty., 7.00%, 12/15/19	A3/A-	1,250	1,643,829
Waste Management, Inc., Co. Gty., 7.125%, 12/15/17	Baa3/BBB	500	603,689
Worthington Industries, Inc., Sr. Unsec. Notes, 6.50%, 04/15/20	Baa3/BBB	500	553,903
XM Satellite Radio, Inc., Co. Gty., 13.00%, 08/01/14, 144A	B2/BB	57	63,555

			12,797,027

INSURANCE (6.04%)
AIG SunAmerica, Inc., Sr. Unsec. Notes, 8.125%, 04/28/23	Baa1/A-	750	881,256
American International Group, Inc., Jr. Sub. Debs., 8.175%, 05/15/68(b),(c)	Baa2/BBB	2,000	2,170,000
Farmers Exchange Capital, Sub. Notes, 7.20%, 07/15/48, 144A	Baa2/A-	3,000	3,229,908
Guardian Life Insurance Co. of America, Sub. Notes, 7.375%, 09/30/39, 144A	A1/AA-	108	140,911
Liberty Mutual Group, Inc., Bonds, 7.00%, 03/15/34, 144A	Baa2/BBB-	250	267,216
Liberty Mutual Group, Inc., Co. Gty., 10.75%, 06/15/88, 144A(b),(c)	Baa3/BB	1,000	1,360,000
Lincoln National Corp., Jr. Sub. Notes, 6.05%, 04/20/67(b),(c)	Ba1/BBB	500	457,500
Massachusetts Mutual Life Insurance Co., Sub. Notes, 8.875%, 06/01/39, 144A	A1/AA-	500	716,437
MetLife Capital Trust X, Jr. Sub. Notes, 9.25%, 04/08/68, 144A(b)	Baa2/BBB	500	612,500
MetLife, Inc., Jr. Sub. Notes, 10.75%, 08/01/69(b)	Baa2/BBB	1,000	1,397,500
Nationwide Mutual Insurance Co., Sub. Notes, 9.375%, 08/15/39, 144A	A3/A-	215	282,870
New York Life Insurance Co., Sub. Notes, 6.75%, 11/15/39, 144A	Aa2/AA-	103	136,147
Prudential Financial, Inc., Jr. Sub. Notes, 8.875%, 06/15/68(b),(c)	Baa3/BBB+	1,000	1,187,500
Travelers Cos., Inc., Jr. Sub. Notes, 6.25%, 03/15/67(b),(c)	A3/NR	500	522,500

			13,362,245

MEDIA (7.90%)
CBS Corp., Co. Gty., 8.875%, 05/15/19	Baa2/BBB	350	462,834
Cengage Learning Acquisitions, Inc., Co. Gty., 13.25%, 07/15/15, 144A(b),(e)	Caa2/CCC	500	360,000
Comcast Corp., Co. Gty., 7.05%, 03/15/33	Baa1/BBB+	2,000	2,525,600

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
MEDIA (Continued)
COX Communications, Inc., Sr. Unsec. Notes, 6.80%, 08/01/28	Baa2/BBB	$1,500	$1,722,419
Cox Enterprises, Inc., Sr. Unsec. Notes, 7.375%, 07/15/27, 144A	Baa2/BBB	500	600,346
Grupo Televisa SAB, Sr. Unsec. Notes, 6.625%, 01/15/40	Baa1/BBB+	159	193,653
Harcourt General, Inc., Sr. Unsec. Notes, 8.875%, 06/01/22	WR/BBB+	2,000	2,651,344
Interpublic Group of Cos., Inc., Sr. Unsec. Notes, 10.00%, 07/15/17(b)	Baa3/BB+	500	565,000
Myriad International Holding BV, Co. Gty., 6.375%, 07/28/17, 144A	Baa3/N/A	100	110,196
NBC Universal Media LLC, Inc., Sr. Unsec. Notes, 5.15%, 04/30/20	Baa2/BBB+	175	200,912
NBC Universal Media LLC, Inc., Sr. Unsec. Notes, 5.95%, 04/01/41	Baa2/BBB+	95	112,145
News America Holdings, Inc., Co. Gty., 7.90%, 12/01/95	Baa1/BBB+	1,400	1,636,256
Time Warner Entertainment Co., LP, Co. Gty., 8.375%, 07/15/33	Baa2/BBB	1,360	1,842,246
Time Warner, Inc., Co. Gty., 9.15%, 02/01/23	Baa2/BBB	3,000	4,169,403
Viacom, Inc., Co. Gty., 7.875%, 07/30/30	Baa2/BBB	250	321,261

			17,473,615

MINING (4.88%)
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/14, 144A	Baa1/BBB+	339	381,233
Anglo American Capital PLC, Co. Gty., 9.375%, 04/08/19, 144A	Baa1/BBB+	500	662,610
AngloGold Ashanti Holdings PLC, Co. Gty., 5.375%, 04/15/20	Baa2/BBB-	310	318,596
Barrick North America Finance LLC, Co. Gty., 6.80%, 09/15/18	Baa1/A-	500	618,731
Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes, 3.875%, 11/03/21, 144A	A1/A	1,500	1,577,828
FMG Resources August 2006 Property Ltd., Sr. Unsec. Notes, 6.875%, 04/01/22, 144A(b)	Ba3/BB-	1,200	1,209,000
Freeport-McMoran Corp., Co. Gty., 9.50%, 06/01/31	Baa2/BBB	250	358,413
Newcrest Finance Property, Ltd., Co. Gty., 4.45%, 11/15/21, 144A	Baa2/BBB+	1,500	1,539,233
Rio Tinto Finance USA, Ltd., Co. Gty., 9.00%, 05/01/19	A3/A-	85	116,218
Teck Resources, Ltd., Co. Gty., 6.00%, 08/15/40(b)	Baa2/BBB	1,000	1,047,923
Teck Resources, Ltd., Co. Gty., 5.20%, 03/01/42	Baa2/BBB	1,415	1,355,740
Vale Overseas, Ltd., Co. Gty., 6.25%, 01/23/17	Baa2/A-	500	568,647
Xstrata Canada Financial Corp., Co. Gty., 4.95%, 11/15/21, 144A	Baa2/BBB+	1,000	1,033,243

			10,787,415

PAPER (1.94%)
Celulosa Arauco y Constitucion SA, Sr. Unsec. Notes, 4.75%, 01/11/22, 144A	Baa2/BBB	1,085	1,109,175
Smurfit Kappa Treasury Funding, Ltd., Sr. Sec. Notes, 7.50%, 11/20/25	Ba1/BB+	2,000	2,000,000
Westvaco Corp., Co. Gty., 8.20%, 01/15/30	Ba1/BBB	1,000	1,187,163

			4,296,338

REAL ESTATE INVESTMENT TRUST (REIT) (4.63%)
Biomed Realty LP, Co. Gty., 6.125%, 04/15/20	Baa3/BBB-	350	392,557
Duke Realty LP, Sr. Unsec. Notes, 6.50%, 01/15/18	Baa2/BBB-	500	566,706
Duke Realty LP, Sr. Unsec. Notes, 8.25%, 08/15/19	Baa2/BBB-	500	614,358
Federal Realty Investment Trust, Sr. Unsec. Notes, 5.40%, 12/01/13	Baa1/BBB+	750	787,123
Federal Realty Investment Trust, Sr. Unsec. Notes, 6.20%, 01/15/17	Baa1/BBB+	290	325,864
Goodman Funding Property, Ltd., Co. Gty., 6.375%, 04/15/21, 144A	Baa2/BBB	1,050	1,093,889
Health Care REIT, Inc., Sr. Unsec. Notes, 5.25%, 01/15/22(b)	Baa2/BBB-	1,500	1,591,146
Host Hotels & Resorts LP, Co. Gty., 6.00%, 11/01/20(b)	Ba1/BB+	1,000	1,085,000
Liberty Property LP, Sr. Unsec. Notes, 7.50%, 01/15/18	Baa1/BBB	1,000	1,174,675
Nationwide Health Properties, Inc., Sr. Unsec. Notes, 6.00%, 05/20/15	Baa2/BBB	500	542,239
Simon Property Group LP, Sr. Unsec. Notes, 6.125%, 05/30/18	A3/A-	750	887,431
WEA Finance, LLC, Co. Gty., 7.125%, 04/15/18, 144A	A2/A-	500	592,282
WEA Finance, LLC, Co. Gty., 6.75%, 09/02/19, 144A	A2/A-	500	589,937

			10,243,207

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
RETAIL & RESTAURANT (0.34%)
Darden Restaurants, Inc., Sr. Unsec. Notes, 7.125%, 02/01/16	Baa2/BBB	$500	$567,342
Limited Brands, Inc., Co. Gty., 8.50%, 06/15/19	Ba1/BB+	150	176,250

			743,592

TECHNOLOGY (0.08%)
Corning, Inc., Sr. Unsec. Notes, 5.75%, 08/15/40	A3/BBB+	60	70,217
Mantech International Corp., Co. Gty., 7.25%, 04/15/18(b)	Ba2/BB+	100	105,000

			175,217

TELECOMMUNICATIONS (10.10%)
AT&T, Inc., Sr. Unsec. Notes, 5.35%, 09/01/40	A2/A-	2,548	2,924,244
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec. Notes, 8.50%, 11/15/18	A2/A-	229	313,360
Centel Capital Corp., Co. Gty., 9.00%, 10/15/19	Baa2/BBB-	1,000	1,164,403
Deutsche Telekom International Finance BV, Co. Gtd., 8.75%, 06/15/30	Baa1/BBB+	2,000	2,776,066
Frontier Communications Corp., Sr. Unsec. Notes, 8.125%, 10/01/18	Ba2/BB	500	531,250
Frontier Communications Corp., Sr. Unsec. Notes, 9.00%, 08/15/31	Ba2/BB	500	477,500
GTE Corp., Co. Gty., 6.94%, 04/15/28	Baa1/A-	1,500	1,889,216
Hearst-Argyle Television, Inc., Sr. Unsec. Notes, 7.00%, 01/15/18	WR/NR	1,000	850,403
Level 3 Financing, Inc., Co, Gty., 10.00%, 02/01/18(b)	B3/CCC	610	660,325
NII Capital Corp., Co. Gty., 10.00%, 08/15/16(b)	B2/B+	500	521,250
NII Capital Corp., Co. Gty., 7.625%, 04/01/21(b)	B2/B+	950	814,625
Qwest Corp., Sr. Unsec. Notes, 7.20%, 11/10/26(b)	Baa3/BBB-	1,000	1,010,000
Qwest Corp., Sr. Unsec. Notes, 6.875%, 09/15/33(b)	Baa3/BBB-	1,100	1,094,500
Qwest Corp., Sr. Unsec. Notes, 7.25%, 10/15/35(b)	Baa3/BBB-	500	503,750
Sprint Capital Corp., Co. Gty., 6.875%, 11/15/28	B3/B+	1,500	1,207,500
Sprint Capital Corp., Co. Gty., 8.75%, 03/15/32	B3/B+	1,000	910,000
Telecom Italia Capital SA, Co. Gty., 6.999%, 06/04/18	Baa2/BBB	1,000	995,000
Telecom Italia Capital SA, Co. Gty., 7.20%, 07/18/36	Baa2/BBB	250	211,875
Trilogy International Partners LLC/Trilogy International Finance, Inc., Sr. Sec. Notes, 10.25%, 08/15/16, 144A(b)	Caa1/CCC+	100	81,500
Verizon Communications, Inc., Sr. Unsec. Notes, 8.75%, 11/01/18	A3/A-	292	401,367
Verizon Global Funding Corp., Sr. Unsec. Notes, 7.75%, 12/01/30	A3/A-	1,646	2,321,734
Virgin Media Finance PLC, Co. Gty., 8.375%, 10/15/19(b)	Ba2/BB-	600	674,250

			22,334,118

TRANSPORTATION (3.04%)
BNSF Funding Trust I, Co. Gty., 6.613%, 12/15/55(b),(c)	Baa2/BBB	250	263,750
Continental Airlines, Pass Through Certs., Series 1999-1, Class B, 6.795%, 02/02/20	Ba1/BB	444	439,400
Continental Airlines, Pass Through Certs., Series 2000-1, Class A1, 8.048%, 05/01/22	Baa2/BBB	850	935,225
Continental Airlines, Pass Through Certs., Series 2000-2, Class A1, 7.707%, 10/02/22	Baa2/BBB	1,233	1,341,067
Delta Air Lines, Pass Through Certs, Series 1993, Class A2, 10.50%, 04/30/16	WR/NR	345	123,344
ERAC USA Finance, Co., Co. Gty., 7.00%, 10/15/37, 144A	Baa1/BBB+	1,500	1,808,159
Federal Express Corp., Pass Through Certs, Series 1996, Class B2, 7.84%, 01/30/18(b)	A3/BBB	1,000	1,132,310
Norfolk Southern Corp., Sr. Unsec. Notes, 5.75%, 04/01/18	Baa1/BBB+	170	201,648
Stena AB, Sr. Unsec. Notes, 7.00%, 12/01/16(b)	Ba3/BB	500	486,250

			6,731,153

UTILITIES (4.58%)
Avista Corp., 5.95%, 06/01/18	A3/A-	500	604,186
Avista Corp., 5.125%, 04/01/22	A3/A-	500	597,999
Dominion Resources, Inc., Sr. Unsec. Notes, Series 07-A, 6.00%, 11/30/17	Baa2/A-	500	597,655

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
UTILITIES (Continued)
DPL, Inc., Sr. Unsec. Notes, 7.25%, 10/15/21, 144A(b)	Ba1/BB+	$1,000	$1,110,000
Duquesne Light Holdings, Inc., Sr. Unsec. Notes, 6.40%, 09/15/20, 144A	Ba1/BBB-	1,000	1,131,862
Georgia Power Co., Sr. Unsec. Notes, 5.40%, 06/01/40	A3/A	110	131,428
Hydro-Quebec, 8.25%, 04/15/26	Aa2/A+	1,550	2,375,848
MidAmerican Funding LLC, Sr. Sec. Notes, 6.927%, 03/01/29	A3/BBB+	500	658,079
NextEra Energy Capital Holding, Inc., Jr. Sub. Notes., Series D, 7.30%, 09/01/67(b),(c)	Baa2/BBB	500	530,625
Ohio Power Co., Sr. Unsec. Notes, 6.00%, 06/01/16	Baa1/BBB	500	578,828
Ohio Power Co., Sr. Unsec. Notes, 5.375%, 10/01/21	Baa1/BBB	1,000	1,180,620
Toledo Edison Co., 7.25%, 05/01/20	Baa1/BBB	500	640,717

			10,137,847

TOTAL CORPORATE DEBT SECURITIES (Cost of $159,611,994)			181,272,980

ASSET BACKED SECURITIES (1.50%)
Credit-Based Asset Servicing and Securitization LLC, Series 2006-SC1, Class A, 0.515%, 05/25/36, 144A(c)	A3/AAA	57	41,594
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 01/25/42, 144A(b)	Baa1/BBB+	1,494	1,558,279
Option One Mortgage Loan Trust, Series 2007-FXD2, Class 2A1, 5.90%, 03/25/37(e)	Aa3/AA-	163	160,375
Renaissance Home Equity Loan Trust, Series 2006-3, Class AF2, 5.58%, 11/25/36(e)	B3/CCC	164	86,785
Small Business Administration Participation Certificates, Series 2010-20F, Class 1, 3.88%, 06/01/30	Aaa/AA+	293	318,451
Sonic Capital LLC, Series 2011-1A, Class A2, 5.438%, 05/20/41, 144A	Baa2/BBB	1,088	1,144,804

TOTAL ASSET BACKED SECURITIES (Cost of $3,247,741)			3,310,288

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.54%)
American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 04/15/37, 144A	Aaa/AAA	700	742,566
Banc of America Merrill Lynch Commercial Mortgage, Inc, Series 2006-2, Class AJ, 5.954%, 05/10/45(c)	N/A/BBB-	1,000	894,517
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-2, Class AM, 5.954%, 05/10/45(c)	N/A/A	1,440	1,551,946
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.322%, 12/11/49	Aa3/A-	285	316,555
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM, 5.343%, 12/15/39	A1/BBB	100	98,690
CW Capital Cobalt, Ltd., Series 2007-C2, Class A3, 5.484%, 04/15/47(c)	Aaa/N/A	500	547,301
Developers Diversified Realty Corp., Series 2009-DDR1, Class C, 6.223%, 10/14/22, 144A	A1/AA+	2,000	2,149,136
FREMF Mortgage Trust, Series 2012-K18, Class B, 4.41%, 01/25/45, 144A(c)	N/A/N/A	1,600	1,503,667
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005- LDP5, Class AJ, 5.483%, 12/15/44(c)	Aa3/A	60	60,513
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006- CB16, Class A4, 5.552%, 05/12/45	Aaa/AAA	1,000	1,128,640
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006- CB17, Class AM, 5.464%, 12/12/43	A1/N/A	100	95,141
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- CB20, Class A4, 5.794%, 02/12/51(c)	Aaa/A+	880	1,017,273
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007- LDPX, Class A3, 5.42%, 01/15/49	Aaa/N/A	160	179,019

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Moody’s/ Standard & Poor’s Rating(a)	Principal Amount (000’s)	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AM, 6.087%, 06/15/38(c)	Aa3/BBB+	$2,000	$2,114,032
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 02/15/40	N/A/A+	970	1,094,363
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	N/A/A-	1,375	1,534,864
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM, 5.107%, 07/12/38(c)	Aaa/N/A	30	32,322
Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.809%, 12/12/49	N/A/A+	750	867,500
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4B, 5.979%, 08/12/45, 144A(c)	A3/N/A	210	218,071
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3, 5.679%, 10/15/48	Aaa/AAA	500	532,697

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost of $13,911,570)			16,678,813

RESIDENTIAL MORTGAGE-BACKED SECURITIES (1.91%)
FHLMC Pool # 170128, 11.50%, 06/01/15	Aaa/AA+	1	1,634
FHLMC Pool # 360019, 10.50%, 12/01/17	Aaa/AA+	3	2,943
FHLMC Pool # A15675, 6.00%, 11/01/33	Aaa/AA+	564	632,308
FHLMC Pool # B11892, 4.50%, 01/01/19	Aaa/AA+	378	411,983
FHLMC Pool # G00182, 9.00%, 09/01/22	Aaa/AA+	5	6,089
FNMA Pool # 124012, 12.50%, 10/01/15	Aaa/AA+	3	3,223
FNMA Pool # 303022, 8.00%, 09/01/24	Aaa/AA+	19	22,457
FNMA Pool # 303136, 8.00%, 01/01/25	Aaa/AA+	11	13,198
FNMA Pool # 55192, 10.50%, 09/01/17	Aaa/AA+	6	6,727
FNMA Pool # 58991, 11.00%, 02/01/18	Aaa/AA+	4	3,768
FNMA Pool # 754791, 6.50%, 12/01/33	Aaa/AA+	584	669,388
FNMA Pool # 763852, 5.50%, 02/01/34	Aaa/AA+	744	817,478
FNMA Pool # 889554, 6.00%, 04/01/38	Aaa/AA+	260	285,902
FNMA Pool # AH9793, 4.50%, 05/01/41	Aaa/AA+	1,142	1,228,898
GNSF Pool # 194228, 9.50%, 11/15/20	Aaa/AA+	32	36,597
GNSF Pool # 307527, 9.00%, 06/15/21	Aaa/AA+	27	32,335
GNSF Pool # 417239, 7.00%, 02/15/26	Aaa/AA+	26	30,689
GNSF Pool # 780374, 7.50%, 12/15/23	Aaa/AA+	12	13,982

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost of $3,765,501)			4,219,599

MUNICIPAL BONDS (1.73%)
Municipal Electric Authority of Georgia, Build America Bonds-Taxable- Plant Vogle Units 3&4, Series J, Revenue Bond, 6.637%, 04/01/57	A2/A+	175	203,035
San Francisco City & County Public Utilities Commission, Water Revenue, Build America Bonds, 6.00%, 11/01/40	Aa3/AA-	145	177,379
State of California, Build America Bonds, GO, 7.55%, 04/01/39	A1/A-	500	642,960
State of California, Build America Bonds, GO, 7.625%, 03/01/40	A1/A-	1,500	1,939,260
State of Illinois, Build America Bonds, GO, 7.35%, 07/01/35	A2/A+	755	877,401

TOTAL MUNICIPAL BONDS (Cost of $3,265,576)			3,840,035

U.S. TREASURY SECURITIES (3.54%)
U.S. Treasury Note, 0.375%, 09/30/12	Aaa/AA+	2,250	2,251,319
U.S. Treasury Note, 1.00%, 10/31/16	Aaa/AA+	3,075	3,121,845
U.S. Treasury Note, 1.00%, 03/31/17	Aaa/AA+	670	679,213
U.S. Treasury Note, 1.375%, 11/30/18	Aaa/AA+	1,000	1,022,812
U.S. Treasury Note, 3.125%, 05/15/21	Aaa/AA+	310	352,916
U.S. Treasury Note, 1.75%, 05/15/22	Aaa/AA+	400	403,250

TOTAL U.S. TREASURY SECURITIES (Cost of $7,721,060)			7,831,355

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (unaudited) — continued

	Shares	Value
COMMON STOCK (0.01%)
MEDIA (0.01%)
Quad Graphics, Inc.	1,617	$23,252

TRANSPORTATION (0.00%)
Delta Air Lines, Inc. (f)	1	6

TOTAL COMMON STOCK (Cost of $74,501)		23,258

PREFERRED STOCK (0.27%)
Federal Home Loan Mortgage Corp, Series Z, 0.000% (f),(g)	53,779	120,062
US BANCORP, Series A, 3.500% (f)	615	485,850

TOTAL PREFERRED STOCK (Cost of $1,783,939)		605,912

RIGHTS (0.00%)
XO Holdings, Inc., Expire 12/31/99	13	—

TOTAL INVESTMENTS (98.44%) (Cost $193,381,882)		217,782,240

OTHER ASSETS AND LIABILITIES (1.56%)		3,448,802

NET ASSETS (100.00%)		$221,231,042

(a)	Ratings for debt securities are unaudited. All ratings are as of June 30, 2012 and may have changed subsequently.
(b)	This security is callable.
(c)	Variable rate security. Rate disclosed is as of June 30, 2012.
(d)	Security is perpetual. Date shown is next call date.
(e)	Multi-Step Coupon. Rate disclosed is as of June 30, 2012.
(f)	Non-income producing security.
(g)	Dividend was discontinued as of September 7, 2008.
*	Aggregate cost for Federal income tax purposes is $193,381,882.
144A	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. At June 30, 2012, these securities amounted to $52,921,360 or 23.92% of net assets.

Gross unrealized appreciation	$27,049,226
Gross unrealized depreciation	(2,648,868)

Net unrealized appreciation	$24,400,358

Legend

Certs. - Certificates

Co. Gty. - Company Guaranty

Debs. - Debentures

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNSF - Government National Mortgage Association (Single Family)

GO - General Obligation

Gtd. - Guaranteed

Jr. - Junior

LLC - Limited Liability Company

Ltd. - Limited

NA - Not Available NR - Not Rated

REIT - Real Estate Investment trust

Sec. - Secured

Sr. - Senior

Sub. - Subordinated

Unsec. - Unsecured

WR - Withdrawn Rating

The accompanying notes are an integral part of these financial statements.

CUTWATER SELECT INCOME FUND

Notes to the Quarterly Portfolio of Investments

June 30, 2012

(unaudited)

A. Security Valuation – In valuing the Cutwater Select Income Fund’s (the “Fund”) net assets, all securities for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on the day of valuation. If there are no sales of the relevant security on such day, the security will be valued at the bid price at the time of computation. Prices for securities traded in the over-the-counter market, including listed debt and preferred securities, whose primary market is believed to be over-the-counter, normally are supplied by independent pricing services.

Securities for which market quotations are not readily available will be valued at their respective fair values as determined in good faith by, or under, procedures established by the Fund’s Board of Trustees. At June 30, 2012, there were no securities valued using fair value procedures.

Fair Value Measurements – The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarch for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would used in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assts and liabilities measured at fair value on a recurring basis as of June 30, 2012.

	Total Market Value at 06/30/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
CORPORATE DEBT SECURITIES	$181,272,980	$—	$181,272,980	$—
ASSET BACKED SECURITIES	3,310,288	—	3,310,288	—
COMMERCIAL MORTGAGE-BACKED SECURITIES	16,678,813	—	16,678,813	—
RESIDENTIAL MORTGAGE-BACKED SECURITIES	4,219,599	—	4,219,599	—
MUNICIPAL BONDS	3,840,035	—	3,840,035	—
U.S. TREASURY SECURITIES	7,831,355	—	7,831,355	—
COMMON STOCK *	23,258	23,258	—	—
PREFERRED STOCK	605,912	605,912	—	—
TOTAL INVESTMENTS	$217,782,240	$629,170	$217,153,070	$—

*	See Schedule of Investments for industry breakout.

The Fund’s policy is to recognize the values transfers in and transfers out as of the beginning of the fiscal period. As of June 30, 2012, there were no transfers between Levels.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cutwater Select Income Fund (formerly, Rivus Bond Fund)

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 8/13/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President
(principal executive officer)

Date 8/13/12

By (Signature and Title)*	/s/ Joseph L. Sevely
Joseph L. Sevely, Treasurer
(principal financial officer)

Date 8/13/12

*	Print the name and title of each signing officer under his or her signature.